Exhibit 99
Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	June 2015
Payment Date	7/15/2015
Transaction Month	42
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,647,026,558.63	73,859	58.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$340,400,000.00	0.44878%	February 15, 2013
Class A-2 Notes	$454,500,000.00	0.620%	September 15, 2014
Class A-3 Notes	$547,800,000.00	0.840%	August 15, 2016
Class A-4 Notes	$157,160,000.00	1.150%	June 15, 2017
Class B Notes	$47,360,000.00	1.880%	August 15, 2017
Class C Notes	$31,570,000.00	2.400%	November 15, 2017
Class D Notes	$31,570,000.00	2.940%	July 15, 2018
Total	$1,610,360,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$822,696.34

Principal:
Principal Collections	$10,971,649.42
Prepayments in Full	$5,343,978.45
Liquidation Proceeds	$55,742.48
Recoveries	$27,024.24
Sub Total	$16,398,394.59
Collections	$17,221,090.93

Purchase Amounts:
Purchase Amounts Related to Principal	$455,860.57
Purchase Amounts Related to Interest	$2,196.36
Sub Total	$458,056.93

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$17,679,147.86

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	June 2015
Payment Date	7/15/2015
Transaction Month	42
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$17,679,147.86
Servicing Fee	$184,716.99	$184,716.99	$0.00	$0.00	$17,494,430.87
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$17,494,430.87
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$17,494,430.87
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$17,494,430.87
Interest - Class A-4 Notes	$99,231.63	$99,231.63	$0.00	$0.00	$17,395,199.24
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$17,395,199.24
Interest - Class B Notes	$74,197.33	$74,197.33	$0.00	$0.00	$17,321,001.91
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$17,321,001.91
Interest - Class C Notes	$63,140.00	$63,140.00	$0.00	$0.00	$17,257,861.91
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$17,257,861.91
Interest - Class D Notes	$77,346.50	$77,346.50	$0.00	$0.00	$17,180,515.41
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$17,180,515.41
Regular Principal Payment	$16,183,828.65	$16,183,828.65	$0.00	$0.00	$996,686.76
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$996,686.76
Residuel Released to Depositor	$0.00	$996,686.76	$0.00	$0.00	$0.00
Total		$17,679,147.86

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$16,183,828.65
Total					$16,183,828.65
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$16,183,828.65	$102.98	$99,231.63	$0.63	$16,283,060.28	$103.61
Class B Notes	$0.00	$0.00	$74,197.33	$1.57	$74,197.33	$1.57
Class C Notes	$0.00	$0.00	$63,140.00	$2.00	$63,140.00	$2.00
Class D Notes	$0.00	$0.00	$77,346.50	$2.45	$77,346.50	$2.45
Total	$16,183,828.65	$10.05	$313,915.46	$0.19	$16,497,744.11	$10.24

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	June 2015
Payment Date	7/15/2015
Transaction Month	42

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$103,546,051.27	0.6588575	$87,362,222.62	0.5558808
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$214,046,051.27	0.1329181	$197,862,222.62	0.1228683

Pool Information
Weighted Average APR	4.332%	4.351%
Weighted Average Remaining Term	23.42	22.62
Number of Receivables Outstanding	23,101	22,344
Pool Balance	$221,660,383.90	$204,791,999.49
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$214,046,051.27	$197,862,222.62
Pool Factor	0.1345822	0.1243404

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$16,470,265.59
Targeted Credit Enhancement Amount	$16,470,265.59
Yield Supplement Overcollateralization Amount	$6,929,776.87
Targeted Overcollateralization Amount	$6,929,776.87
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$6,929,776.87

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$16,470,265.59
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$16,470,265.59
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$16,470,265.59

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	June 2015
Payment Date	7/15/2015
Transaction Month	42

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		62	$41,153.49
(Recoveries)		158	$27,024.24
Net Losses for Current Collection Period			$14,129.25
Cumulative Net Losses Last Collection Period			$9,989,500.48
Cumulative Net Losses for all Collection Periods			$10,003,629.73

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.08%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.49%	401	$5,090,658.79
61-90 Days Delinquent	0.18%	31	$375,249.96
91-120 Days Delinquent	0.11%	17	$230,186.25
Over 120 Days Delinquent	0.59%	76	$1,198,932.03
Total Delinquent Receivables	3.37%	525	$6,895,027.03

Repossession Inventory:
Repossessed in the Current Collection Period		6	$80,389.87
Total Repossessed Inventory		11	$136,163.65

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.2056%
Preceding Collection Period			0.4763%
Current Collection Period			0.0795%
Three Month Average			0.2538%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.5014%
Preceding Collection Period			0.4718%
Current Collection Period			0.5550%
Three Month Average			0.5094%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer